Related Party Transactions (Details Textual) - USD ($)	1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 23, 2017	Apr. 13, 2016	Jan. 25, 2016	Dec. 31, 2015	Nov. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current						$ 199,000		$ 199,000		$ 200,000	$ 153,000
Research and Development Expense						$ 1,136,000	$ 1,048,000	3,005,000	$ 2,303,000	3,156,000	$ 3,495,000
Operating Leases, Rent Expense								$ 2,100,000		$ 2,100,000
Stock Issued During Period, Shares, New Issues		6,500,000
Common Stock, Par or Stated Value Per Share						$ 0.001		$ 0.001		$ 0.001	$ 0.001
Class Of Warrants Or Rights Exercised										1,904,000	1,711,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0	$ 1.63	$ 1.38
Stock Issued During Period, Value, New Issues		$ 4,043,000	$ 4,043,000							$ 6,220,000	$ 10,000,000
Proceeds from Warrant Exercises								$ 0	1,009,000	$ 1,009,000	867,000
Preferred Tracking Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Warrant Exercises	$ 1,000
Convertible Preferred Stock, Shares Issued upon Conversion	12,500,000
Dividends Payable						$ 26,000		$ 26,000
Preferred Stock, Dividend Rate, Percentage								2.00%
Eastern Two Share Purchase Agreements [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues								6,220,000		10,000,000
Common Stock, Par or Stated Value Per Share						$ 0.622		$ 0.622		$ 0.622
Class Of Warrants Or Rights Exercised								1,784,000		1,784,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.53		$ 0.53		$ 0.53
Stock Issued During Period, Value, New Issues								$ 10,000,000		$ 6,220,000
Proceeds from Warrant Exercises								$ 945,520		$ 945,000
Eastern Capital Limited and its Affiliates [Member] | Retained Interest [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						70.00%		70.00%		70.00%
Eastern Capital Limited and its Affiliates [Member] | iBio CMO LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Total						$ 15,000,000		$ 15,000,000		$ 15,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						30.00%		30.00%		30.00%
Second Eastern Affilate [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current						$ 784,000		$ 784,000		$ 623,000
Interest Expense, Debt								$ 526,000	374,000	807,000
Other General And Administrative Expense						$ 179,000	296,000			$ 565,000
Second Eastern Affilate [Member] | iBio CMO LLC [Member]
Related Party Transaction [Line Items]
Lease Term								34 years		34 years
Stockholders [Member] | Standstill Agreements [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues								6,500,000		6,500,000
Director [Member] | Standstill Agreements [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage						38.00%		38.00%		38.00%
Novici Biotech LLC [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current										$ 200,000	153,000
Research and Development Expense										1,036,000	995,000
Related Party [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense				$ 2,500	$ 2,200	$ 12,500	$ 7,500	$ 27,500	$ 21,300	$ 28,500	$ 13,200